Nature of business and summary of significant accounting policies, Recently issued accounting pronouncements (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset	$ 888	$ 951	$ 0
Lease liability	$ 918	$ 986
ASU 842 [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset			421
Lease liability			$ 429